Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 16, 2023
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2023
Prospectus Date	rr_ProspectusDate	Feb. 16, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO Commodity Strategy Active Exchange-Traded Fund | PIMCO Commodity Strategy Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMDT